Equity	12 Months Ended
Jul. 31, 2025
Equity [Abstract]
EQUITY

13. EQUITY

Ordinary Shares

The consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout all periods presented. Accordingly, the ordinary shares issued and outstanding have been retrospectively adjusted to reflect the reorganization on a retroactive basis for all periods presented.

As of July 31, 2025 and 2026, the Company’s authorized Ordinary Shares were both 500,000,000, respectively. As of July 31, 2025 and 2026, the Company’s issued Ordinary Shares were 31,733,724 and 35,000,000, respectively.

For the year ended July 31, 2025, the Company issued 464,401 shares to its shareholder in the consideration of US$1,972,324. For the year ended July 31, 2026, the Company issued 3,266,276 shares to its shareholder in the consideration of US$1,325,792.

Deemed capital contribution

For the year ended July 31, 2026, the Company recognized a deemed capital contribution of US$496,042 arising from the fair value measurement of shareholder loans upon renewal. The contribution was recorded in additional paid-in capital. See Note 14.